Offsets	Aug. 13, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Haleon plc
Form or Filing Type	F-1
File Number	333-266358
Initial Filing Date	Jul. 28, 2022
Fee Offset Claimed	$ 274,657.97
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, nominal value GBP0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,119,828,916
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 11,418,573,832.56
Termination / Withdrawal Statement	Haleon plc previously filed a registration statement on Form F-1 (File No. 333-266358), initially filed on July 28, 2022, amended on August 5, 2022 and initially declared effective on August 9, 2022 (the "2022 Registration Statement"), which registered 4,150,383,736 Ordinary Shares (in the form of Ordinary Shares or American Depositary Receipts representing Ordinary Shares) for sale by the Selling Securityholders named therein, including GSK plc and certain of its controlled undertakings ("GSK") and Pfizer Inc. ("Pfizer"), for a proposed maximum aggregate offering price of $15,200,888,343.08. The 2022 Registration Statement was not used and on May 11, 2023, GSK resold an aggregate amount of 240,000,000 previously registered Ordinary Shares outside the United States pursuant to Regulation S under the Securities Act. Accounting for this transaction, 3,910,383,736 Ordinary Shares were not sold under the 2022 Registration Statement, resulting in an available fee offset of $1,326,722.81. The Registrants and Haleon UK Capital plc filed a registration statement on Form F-3 (File No.333-273103), which was filed and became automatically effective on July 3, 2023 (the "2023 Registration Statement"). Pursuant to Rule 457(p) under the Securities Act, the Registrants and Haleon UK Capital plc offset $1,326,722.81 of the fees associated with the 2023 Registration Statement from the filing fee previously paid by Haleon plc associated with the unsold securities under the 2022 Registration Statement. The Registrants used $469,077.28 of this amount to pay the registration fees owed in connection with the final prospectus supplement of Haleon plc dated March 19, 2024 in relation to the resale of 790,554,820 Ordinary Shares (in the form of Ordinary Shares or American Depositary Receipts representing Ordinary Shares) by Pfizer. Accounting for this transaction, 3,119,828,916 Ordinary Shares were not sold under the 2022 Registration Statement and the 2023 Registration Statement, resulting in an available fee offset of $857,645.53. As a result, $857,645.53 of the previously paid fees remained available for offset prior to the filing of the Registration Statement (File Nos. 333-297789, 333-297789-01 and 333-297789-02) pursuant to which this offering was made. Pursuant to Rule 457(p) under the Securities Act, the Registrants are offsetting $274,657.97 of the fees associated with this offering from the filing fee previously paid by Haleon plc associated with the unsold securities under the 2022 Registration Statement and the 2023 Registration Statement. Following this offset, $582,987.56 of such filing fee remains unused. The Registrants have terminated any offerings that included the unsold securities associated with the claimed offset under the 2022 Registration Statement and 2023 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Haleon plc
Form or Filing Type	F-1
File Number	333-266358
Filing Date	Jul. 28, 2022
Fee Paid with Fee Offset Source	$ 1,409,122.35